STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income
Accumulated unrealized gain on derivative instruments	$ 24	$ (213)
Accumulated foreign currency translation differences	1,103	1,050
Accumulated other comprehensive income	$ 1,127	$ 837